Interest and fee receivables, net of allowance	12 Months Ended
Dec. 31, 2017
Interest And Fee Receivables Net Of Allowance
14. Interest and fee receivables, net of allowance
Interest and fee receivables	20,649	40,136
Less: impairment loss allowance	(1,919)	(508)
Interest and fee receivable, net of allowance	18,730	39,628

The Group reviews the interest and fee receivables on a periodic basis and makes impairment loss allowance when there is doubt as to the collectability of individual balance.